UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS INTERNATIONAL DIVIDEND FUND

FORM N-Q

JUNE 30, 2017

QS INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited)	June 30, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 1.6%
Bridgestone Corp.	900	$38,864	(a)
Sumitomo Rubber Industries Ltd.	1,700	28,750	(a)

Total Auto Components		67,614

Automobiles - 0.9%
Guangzhou Automobile Group Co., Ltd., Class H Shares	21,000	36,962	(a)

Household Durables - 0.5%
Sekisui House Ltd.	1,200	21,161	(a)

Media - 1.9%
Eutelsat Communications SA	900	23,008	(a)
RTL Group SA	268	20,317	(a)
SES, FDR	1,557	36,511	(a)

Total Media		79,836

Specialty Retail - 0.6%
Yamada Denki Co., Ltd.	5,600	27,827	(a)

Textiles, Apparel & Luxury Goods - 2.1%
Li & Fung Ltd.	50,000	18,215	(a)
Pandora A/S	268	25,127	(a)
Yue Yuen Industrial Holdings Ltd.	10,506	43,600	(a)

Total Textiles, Apparel & Luxury Goods		86,942

TOTAL CONSUMER DISCRETIONARY		320,342

CONSUMER STAPLES - 9.8%
Food & Staples Retailing - 4.7%
FamilyMart UNY Holdings Co., Ltd.	660	37,812	(a)
George Weston Ltd.	400	36,209
Koninklijke Ahold Delhaize NV	514	9,852	(a)
Lawson Inc.	500	34,942	(a)
Wal-Mart de Mexico SAB de CV	13,100	30,374
William Morrison Supermarkets PLC	14,946	46,993	(a)

Total Food & Staples Retailing		196,182

Food Products - 1.2%
Nestle SA, Registered Shares	579	50,437	(a)

Household Products - 0.7%
Kimberly-Clark de Mexico SAB de CV, Class A Shares	14,776	31,272

Tobacco - 3.2%
British American Tobacco PLC	725	49,360	(a)
Imperial Brands PLC	844	37,952	(a)
KT&G Corp.	443	45,271	(a)

Total Tobacco		132,583

TOTAL CONSUMER STAPLES		410,474

ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
BP PLC	4,480	25,881	(a)
Caltex Australia Ltd.	1,744	42,324	(a)
China Petroleum & Chemical Corp., Class H Shares	50,000	39,003	(a)
JXTG Holdings Inc.	8,800	38,503	(a)

TOTAL ENERGY		145,711

See Notes to Schedule of Investments.

QS INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
FINANCIALS - 24.3%
Banks - 13.8%
Aozora Bank Ltd.	11,000	$41,951	(a)
Bank Hapoalim B.M.	5,787	39,007	(a)
Bank of China Ltd., Class H Shares	59,000	28,955	(a)
Bendigo and Adelaide Bank Ltd.	3,052	26,046	(a)
BOC Hong Kong Holdings Ltd.	10,500	50,334	(a)
Canadian Imperial Bank of Commerce	500	40,635
China Construction Bank Corp., Class H Shares	40,109	31,092	(a)
China Minsheng Banking Corp., Ltd., Class H Shares	28,577	28,514	(a)
Danske Bank A/S	552	21,308	(a)
DBS Group Holdings Ltd.	2,300	34,652	(a)
DNB ASA	1,500	25,600	(a)
HSBC Holdings PLC	4,808	44,628	(a)
National Bank of Canada	984	41,377
Resona Holdings Inc.	3,800	20,999	(a)
Skandinaviska Enskilda Banken AB, Class A Shares	2,200	26,704	(a)
Swedbank AB, Class A Shares	1,357	33,101	(a)
Toronto-Dominion Bank	880	44,346

Total Banks		579,249

Capital Markets - 1.3%
CI Financial Corp.	1,600	34,102
Thomson Reuters Corp.	500	23,145

Total Capital Markets		57,247

Insurance - 9.2%
Admiral Group PLC	1,564	40,817	(a)
Direct Line Insurance Group PLC	9,234	42,775	(a)
Dongbu Insurance Co., Ltd.	350	20,809	(a)
Hannover Rueck SE	386	46,388	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	212	42,771	(a)
Power Financial Corp.	1,000	25,655
Swiss Re AG	451	41,317	(a)
Talanx AG	1,218	45,619	(a)
Tryg A/S	2,260	49,468	(a)
Zurich Insurance Group AG	105	30,575	(a)

Total Insurance		386,194

TOTAL FINANCIALS		1,022,690

HEALTH CARE - 8.8%
Health Care Providers & Services - 1.0%
Miraca Holdings Inc.	900	40,546	(a)

Pharmaceuticals - 7.8%
AstraZeneca PLC	386	25,869	(a)
GlaxoSmithKline PLC	1,628	34,678	(a)
Mitsubishi Tanabe Pharma Corp.	2,100	48,639	(a)
Novartis AG, Registered Shares	426	35,575	(a)
Novo Nordisk A/S, Class B Shares	492	21,104	(a)
Otsuka Holdings Co., Ltd.	560	23,883	(a)
Roche Holding AG	136	34,726	(a)
Sanofi	268	25,758	(a)
Teva Pharmaceutical Industries Ltd., ADR	698	23,188
Tsumura & Co.	1,400	56,857	(a)

Total Pharmaceuticals		330,277

TOTAL HEALTH CARE		370,823

INDUSTRIALS - 10.7%
Construction & Engineering - 3.2%
China Railway Group Ltd., Class H Shares	28,000	22,064	(a)
Obayashi Corp.	4,100	48,260	(a)
Skanska AB, Class B Shares	730	17,371	(a)
Taisei Corp.	5,000	45,692	(a)

Total Construction & Engineering		133,387

Industrial Conglomerates - 2.9%
Jardine Matheson Holdings Ltd.	700	44,954	(a)
Jardine Strategic Holdings Ltd.	800	33,379	(a)
Siemens AG, Registered Shares	313	43,036	(a)

Total Industrial Conglomerates		121,369

See Notes to Schedule of Investments.

QS INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Machinery - 0.9%
MAN SE	341	$36,554	(a)

Road & Rail - 0.7%
ComfortDelGro Corp., Ltd.	19,100	31,947	(a)

Trading Companies & Distributors - 1.7%
Mitsui & Co., Ltd.	1,900	27,200	(a)
Sumitomo Corp.	3,300	43,022	(a)

Total Trading Companies & Distributors		70,222

Transportation Infrastructure - 1.3%
Beijing Capital International Airport Co., Ltd., Class H Shares	20,000	28,179	(a)
Hutchison Port Holdings Trust, Class U Shares	62,000	26,662	(a)

Total Transportation Infrastructure		54,841

TOTAL INDUSTRIALS		448,320

INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 1.2%
VTech Holdings Ltd.	3,300	52,286	(a)

Semiconductors & Semiconductor Equipment - 1.8%
Advanced Semiconductor Engineering Inc., ADR	5,455	34,421
Siliconware Precision Industries Co., Ltd., ADR	5,006	39,898

Total Semiconductors & Semiconductor Equipment		74,319

Software - 1.0%
Micro Focus International PLC	1,400	41,425	(a)

Technology Hardware, Storage & Peripherals - 2.3%
Lenovo Group Ltd.	45,000	28,416	(a)
Neopost SA	810	37,634	(a)
Pegatron Corp.	10,000	31,338	(a)

Total Technology Hardware, Storage & Peripherals		97,388

TOTAL INFORMATION TECHNOLOGY		265,418

MATERIALS - 2.5%
Chemicals - 2.5%
Agrium Inc.	400	36,252
Givaudan SA, Registered Shares	22	44,026	(a)
Potash Corp. of Saskatchewan Inc.	1,600	26,095

TOTAL MATERIALS		106,373

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Link REIT	6,192	47,112	(a)

Real Estate Management & Development - 3.3%
China Vanke Co., Ltd., Class H Shares	15,100	42,745	(a)
Daito Trust Construction Co., Ltd.	200	31,125	(a)
Hysan Development Co., Ltd.	6,000	28,658	(a)
Wharf Holdings Ltd.	4,000	33,157	(a)

Total Real Estate Management & Development		135,685

TOTAL REAL ESTATE		182,797

See Notes to Schedule of Investments.

QS INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY		SHARES	VALUE
TELECOMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 8.2%
BCE Inc.		706	$31,794
Bezeq Israeli Telecommunication Corp., Ltd.		21,127	35,068	(a)
Elisa OYJ		1,223	47,408	(a)
HKT Trust and HKT Ltd.		32,000	42,053	(a)
Nippon Telegraph & Telephone Corp.		1,000	47,304	(a)
PCCW Ltd.		70,991	40,378	(a)
Swisscom AG, Registered Shares		72	34,770	(a)
Telefonica Deutschland Holding AG		7,385	36,906	(a)
Telstra Corp., Ltd.		8,285	27,434	(a)

Total Diversified Telecommunication Services			343,115

Wireless Telecommunication Services - 2.6%
NTT DoCoMo Inc.		1,800	42,490	(a)
Rogers Communications Inc., Class B Shares		1,037	48,979
StarHub Ltd.		9,400	18,595	(a)

Total Wireless Telecommunication Services			110,064

TOTAL TELECOMMUNICATION SERVICES			453,179

UTILITIES - 9.9%
Electric Utilities - 4.2%
CK Infrastructure Holdings Ltd.		4,557	38,261	(a)
CLP Holdings Ltd.		4,433	46,904	(a)
Korea Electric Power Corp.		957	34,152	(a)
Red Electrica Corporacion SA		1,019	21,339	(a)
SSE PLC		1,833	34,666	(a)

Total Electric Utilities			175,322

Gas Utilities - 2.0%
Osaka Gas Co., Ltd.		9,000	36,828	(a)
Tokyo Gas Co., Ltd.		8,933	46,522	(a)

Total Gas Utilities			83,350

Independent Power and Renewable Electricity Producers - 0.5%
Huaneng Power International Inc., Class H Shares		34,000	23,596	(a)

Multi-Utilities - 2.4%
Canadian Utilities Ltd., Class A Shares		1,000	32,133
Centrica PLC		12,277	32,002	(a)
National Grid PLC		2,958	36,714	(a)

Total Multi-Utilities			100,849

Water Utilities - 0.8%
Severn Trent PLC		1,216	34,583	(a)

TOTAL UTILITIES			417,700

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,766,332)			4,143,827

	RATE
SHORT-TERM INVESTMENTS - 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $27,672)	0.935%	27,672	27,672

TOTAL INVESTMENTS - 99.2% (Cost - $3,794,004#)			4,171,499
Other Assets in Excess of Liabilities - 0.8%			32,009

TOTAL NET ASSETS - 100.0%			$4,203,508

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Fiduciary Depositary Receipts
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS International Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	—	$320,342	—	$320,342
Consumer Staples	$97,855	312,619	—	410,474
Energy	—	145,711	—	145,711
Financials	209,260	813,430	—	1,022,690
Health Care	23,188	347,635	—	370,823
Industrials	—	448,320	—	448,320
Information Technology	74,319	191,099	—	265,418
Materials	62,347	44,026	—	106,373
Real Estate	—	182,797	—	182,797
Telecommunication Services	80,773	372,406	—	453,179
Utilities	32,133	385,567	—	417,700

Total Long-Term Investments	$579,875	$3,563,952	—	$4,143,827

Short-Term Investments†	27,672	—	—	27,672

Total Investments	$607,547	$3,563,952	—	$4,171,499

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2017, securities valued at $3,563,952 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$495,518
Gross unrealized depreciation	(118,023)

Net unrealized appreciation	$377,495

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 24, 2017